FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2019
Risks and Uncertainties [Abstract]
Schedule of Fair Values of Derivative Instruments
The following table summarizes a tabular disclosure of (a) fair values of derivative instruments in the balance sheets and (b) the effect of derivative instruments in the statements of income:

Fair values of derivative instruments:

Assets derivatives
As of December 31, 2019	Thousands of US dollars
	Balance sheet location	Fair value
Derivatives designated as hedging instruments:
Foreign exchange contracts	Other current Assets	-

	Assets derivatives
As of December 31, 2018	Thousands of US dollars
	Balance sheet location	Fair value
Derivatives designated as hedging instruments:
Foreign exchange contracts	Other current Assets	1,019

Amounts reclassified to statement of income:

Derivatives designated as hedging instruments	Location of loss recognized in income	Amount of gain recognized in income

Year ended December 31, 2019		Thousands of US dollars

Foreign exchange contracts	Cost of revenues	399

Derivatives designated as hedging instruments	Location of loss recognized in income	Amount of gain recognized in income

Year ended December 31, 2018		Thousands of US dollars

Foreign exchange contracts	Cost of revenues	385

Schedule of Financial Assets Measured at Fair Value on a Recurring Basis
The Company's financial assets (liabilities) measured at fair value on a recurring basis, consisted of the following types of instruments as of December 31, 2019 and 2018:

	December 31, 2019
(in thousands)	Level 1	Level 2	Level 3

Trading securities	358	-	-
Derivatives designated as hedging instruments	-	-	-
Total	358	-	-

	December 31, 2018
(in thousands)	Level 1	Level 2	Level 3

Trading securities	1,897	-	-
Derivatives designated as hedging instruments	-	1,019	-
Total	1,897	1,019	-